Note 3 - Fair Value Measurements - Items Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
EMC [Member]
Long-term investments	$ 9,417
Fair Value, Inputs, Level 1 [Member] | EMC [Member]
Long-term investments	9,417
Fair Value, Inputs, Level 2 [Member] | EMC [Member]
Long-term investments
Fair Value, Inputs, Level 3 [Member] | EMC [Member]
Long-term investments
Money Market Funds [Member]
Money market funds	165	$ 163
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Money market funds
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Money market funds	165	163
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Money market funds